Operating Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of significant accounting policies
Net sales	$ 571	$ 653	$ 1,791	$ 2,041	$ 2,637	$ 2,588	$ 2,083
Operating income (loss)	(7)	27	(36)	170	142	262	40
Depreciation and amortization	48	49	142	147	197	197	191
Capital expenditures					111	95	77
Revenue from External Customers	571	653	1,791	2,041
Segment EBITDA	51	97	164	344	379	492	261
Silicones [Member]
Summary of significant accounting policies
Net sales					2,310	2,286	1,913
Operating income (loss)					291	433	253
Depreciation and amortization					170	169	162
Capital expenditures					89	76	68
Revenue from External Customers	512	568	1,616	1,780
Segment EBITDA	44	74	153	270	291	433	253
Quartz [Member]
Summary of significant accounting policies
Net sales					327	302	170
Operating income (loss)					101	92	21
Depreciation and amortization					27	28	29
Capital expenditures					22	19	9
Revenue from External Customers	59	85	175	261
Segment EBITDA	16	25	38	83	101	92	21
Other [Member]
Summary of significant accounting policies
Operating income (loss)					(13)	(33)	(13)
Segment EBITDA	$ (9)	$ (2)	$ (27)	$ (9)	$ (13)	$ (33)	$ (13)